Supplement Dated July 1, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated July 1, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s) and are effective July 1, 2013 unless otherwise noted.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Investment Strategies,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and swaps, as defined below.  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts currently across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in JNL/AQR Managed Futures Strategy Fund Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owners of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following after the ninth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National

Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk,” and “Tax risk” in its entirety and replace with the following:

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the

IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risk:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following after the fourth paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Commodity Securities Strategy Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk” and “Commodities regulatory and tax risk,” in its entirety and replace with the following:

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Investment Strategies,” please delete the seventh paragraph in its entirety and add the following paragraphs in its place:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Global Allocation Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays.  See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk,” “Subsidiary risk,” and “Tax risk” in its entirety and replace with the following:

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Dennis W. Stattman, CFA	2011	Managing Director of BlackRock, Inc.
Dan Chamby, CFA	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan, PhD	2011	Managing Director of BlackRock, Inc.

In the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Portfolio Manager
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Chief Investment Officer and Senior Vice President

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following paragraphs:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please delete “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk,” “Subsidiary risk,” and “Tax risk” in its entirety and replace with the following:

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Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Investment Strategies,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and equity swaps (defined below).  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in the Subsidiary, which invests primarily in those futures and swaps (as described more fully below).  These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owners of a “long” position in a derivative instrument will benefit from an increase in price of the underlying instrument. The owner of a “short” position in a derivative instrument will benefit from a decrease in price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following after the tenth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to RICs. Unlike the Fund, the Subsidiary may invest without limitation in those futures and swaps; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and non-fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risk:

•	Subsidiary risk

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the first sentence and replace it with the following:

The Sub-Adviser to the JNL/AQR Managed Futures Strategy Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830.

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the third, fourth, fifth and sixth paragraphs in its entirety and replace with the following:

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Sub-Adviser. Dr. Asness co-founded the Sub-Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Sub-Adviser. Dr. Liew co-founded the Sub-Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser. Mr. Hurst joined the Sub-Adviser in 1998 and heads its Global Trading Strategies group, overseeing trading and serving as a portfolio manager for risk parity, managed futures and commodities strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.

Yao Hua Ooi is a Principal of the Sub-Adviser. Mr. Ooi joined the Sub-Adviser in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following after the eleventh paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals such as ETFs, which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing in the Subsidiary. The Subsidiary invests primarily in Commodities. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Fund will limit its investments in the Subsidiary to 25% of the value of its total assets.

The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risk:

•	Subsidiary risk
•	Tax risk

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” please delete “Tax risk.”

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the first paragraph in its entirety and replace with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/BlackRock Commodity Securities Strategy Fund is BlackRock Investment Management, LLC, (“BlackRock”) located at 1 University Square, Princeton, New Jersey, 08540.

In the prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

The Fund may also invest in REITs.  REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended.

In the prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “Principal Investment Strategies,” please delete the fifth, sixth and seventh paragraphs in its entirety and replace it with the following:

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as shares, bonds or convertible bonds issued by REITs or companies that mine precious metals.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as ETFs, which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing in the Subsidiary. The Subsidiary invests primarily in Commodities. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Fund will limit its investments in the Subsidiary to 25% of the value of its total assets.

The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the prospectus for the JNL/Franklin Templeton Small Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the bullets for Donald G. Taylor and William J. Lippman in its entirety and replace with the following:

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Donald G. Taylor, CPA (Chief Investment Officer, Senior Vice President of Advisory Services), is the chief investment officer for Franklin Equity Group’s US Value team. He is also a senior vice president and lead portfolio manager for Franklin Rising Dividends Fund and related products.  He joined Franklin Templeton Investments in 1996.  Mr. Taylor has been in the investment industry for more than 30 years.  Mr. Taylor earned his B.S. in economics from the Wharton School of the University of Pennsylvania.

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  Mr. Lippman is the president of Franklin Advisory Services, LLC, trustee, and president of Franklin Value Investors Trust and Franklin Managed Trust. He is also a portfolio manager and a member of the portfolio management team of several of Franklin Equity Group’s US Value retail and variable insurance products. Mr. Lippman graduated cum laude with a bachelor's degree in business administration from City College of New York and earned an M.B.A. degree from New York University.

In the prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Investment Strategies,” please add the following at the end of the section:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to RICs. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

In the prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risk:

•	Subsidiary risk
•	Tax risk

In the prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” please delete “Tax risk.”

In the prospectus, in the section entitled “Glossary of Risks”, please delete “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk,” “Real estate investment risk,” “Subsidiary risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only),” “Tax risk,” and “Tax risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only),” in its entirety and replace it with the following:

Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodities regulatory and tax risk –Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodities and commodity-linked derivative instruments constitute “qualifying income” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended  (“Internal Revenue Code”) (“Subchapter M”), the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

Each Fund that has a wholly owned subsidiary, organized under the laws of the Cayman Islands, that invests in commodities and related instruments has received an opinion of counsel that the income and gain the Fund derives from the subsidiary should be qualifying income under Subchapter M.  An opinion of counsel, however, is not binding on the IRS or the courts.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be qualifying income under Subchapter M.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Subsidiary risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only) – Each such Fund is the sole owner of a Cayman Islands entity (each, a “Subsidiary”).  Each Fund invests directly in its Subsidiary.  By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by its parent Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodity-linked notes risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity Risk” above). There can be no assurance that the investment objective of any Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of its parent Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

Tax risk – The IRS has issued a ruling that causes certain income from commodity-linked swaps, such as a swap to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of the Fund’s being taxed as a regulated investment company under Subchapter M (“RIC”).  Any income derived from direct investments in such commodity-linked swaps commodities, certain other commodity-linked derivatives, and other non-qualifying income must be limited each taxable year to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC would subject the Fund to federal income tax on its taxable income at regular corporate rates (without regard to the dividends-paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, subject to the maximum rates on “qualified dividend income” of individuals and certain other non-corporate shareholders.  The Fund’s failure to qualify as a RIC would subject Fund shareholders to the risk of diminished returns.

Tax risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only) – In order for a Fund to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which a Fund may invest is not considered qualifying income.  A Fund will therefore annually restrict its income from commodities, commodity-linked derivative instruments, such as commodity-linked swaps, and other investments that do not generate qualifying income to a maximum of 10% of its gross income.

A Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by a Subsidiary and imputed for income tax purposes to its parent Fund should constitute qualifying income for purposes of the Fund’s remaining qualified as a RIC.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in its Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of a Fund’s taxable income or gains and of distributions made by a Fund.

This Supplement is dated July 1, 2013.

Supplement Dated July 1, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 54, in the section entitled “Fundamental and Operating Policies,” please delete paragraph (5) in its entirety and replace with the following:

(5)
No Fund, except the JNL/Ivy Asset Strategy Fund, may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).  Such limitations do not apply to any Fund’s wholly-owned subsidiary or controlled foreign corporation.

On page 60, in the sub-section entitled “JNL/Invesco Global Real Estate Fund,” please delete paragraph (c) in its entirety and replace with the following:

(c)	The Fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate related issuers.

On pages 111 and 112, in the sub-section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest,” please delete the tables in the entirety and replace with the following:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of May 31, 2013:

William J. Lippman	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$19,836.5
other pooled investment vehicles:	1	$752.8
other accounts:	0	$0

Bruce C. Baughman, CPA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$19,836.5
other pooled investment vehicles:	1	$752.8
other accounts:	0	$0

Margaret McGee	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$19,836.5
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Donald G. Taylor, CPA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$19,836.5
other pooled investment vehicles:	2	$759.7
other accounts:	0	$0

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Steven B. Raineri	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	7	$4,709.6
other pooled investment vehicles:	0	$0
other accounts:	0	$0

This Supplement is dated July 1, 2013.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX_____________ 07/13

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